Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2015-7(1)		Citi	807	42,355,222.53	100.00%	0	0.00	0.00%	3	342,505.86	0.81%	4	569,369.06	1.34%	0	-	0.00%	4	54,154.38	0.13%	0	-	0.00%
2015-9		Altisource	254	106,785,589.94	100.00%	1	193,021.86	0.18%	1	193,021.86	0.18%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-4(2)		Credit Suisse	1,081	205,197,581.37	100.00%	1	725,584.43	0.35%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	725,584.43	0.35%
2016-6		HUD	1,481	301,542,495.74	100.00%	41	6,306,086.63	2.09%	23	4,172,968.02	1.38%	24	7,021,588.88	2.33%	0	-	0.00%	6	783,449.53	0.26%	1	39,556.96	0.01%
2016-10		Citi	929	85,892,863.68	100.00%	1	204,705.86	0.24%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	1	204,705.86	0.24%
2016-12		BANA	1,393	245,422,991.75	100.00%	3	265,299.99	0.11%	1	142,452.24	0.06%	2	122,847.75	0.05%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			5,945	987,196,745.01	100.00%	47	7,694,698.77	0.78%	28	4,850,947.98	0.49%	30	7,713,805.69	0.78%	0	-	0.00%	10	837,603.91	0.08%	3	969,847.25	0.10%
(1) Eleven requests for repurchase of Series 2015-7 loans were pending in the prior reporting period. 3 repurchases were completed in the current (Q2) period. 4 repurchase requests were cured, while the remaining 4 were cured.
(2) One repurchase was pending from Q4 2016 and rejected in the reporting period.